New Accounting Pronouncements	12 Months Ended
Dec. 31, 2013
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
New Accounting Pronouncements
New Accounting Pronouncements

In March 2013, the Financial Accounting Standards Board ("FASB") issued new guidance on the accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or group of assets within a foreign entity or of an investment in a foreign entity. Under this new guidance, the release of cumulative translation adjustments into net income is required when an entity ceases to have a controlling financial interest resulting in the complete or substantially complete liquidation of a subsidiary or group of assets within a foreign entity. This guidance is effective prospectively for fiscal years beginning after December 15, 2013, with early adoption permitted. The Company has adopted this guidance effective January 1, 2013, and determined that it did not have a material impact on the Company's consolidated financial position, results of operations or cash flows.

In February 2013, the FASB issued new guidance on the disclosure requirements for items reclassified out of accumulated other comprehensive income. Under this new guidance, an entity is required to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. The Company adopted this guidance effective January 1, 2013. The adoption of this guidance does not change the current requirements for reporting net income or other comprehensive income, and did not have a material impact on the Company's consolidated financial position, results of operations or cash flows. See Note 24, "Accumulated Other Comprehensive Income (Loss)," for the required disclosure.